Employee Benefits - Summary of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	¥ 1,035,096	¥ 1,022,161	¥ 1,002,710
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	680,021	675,366	693,452
Other non-current assets (Retirement benefit assets)	(397,023)	(135,727)	(192,096)
Net amount recognized	282,999	539,639	501,356
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Retirement benefit liabilities	355,075	346,795	309,258
Other non-current assets (Retirement benefit assets)	(14,707)	(7,883)	(5,147)
Net amount recognized	¥ 340,368	¥ 338,912	¥ 304,111